Long - Term Debt - Credit Facilities 2 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 27, 2019 USD ($)	Sep. 24, 2019 USD ($)	Sep. 23, 2019 USD ($)
Line of Credit Facility [Line Items]
Amount drawn down	$ 47,000	$ 327,500	$ 8,125
Repayment of long term debt, first year	76,681
Repayment of long term debt, second year	$ 200,032
Number of vessels owned	43
$55.7 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	2.75%
Outstanding amount						$ 50,961
$24.5 Million Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	4.00%
Outstanding amount					$ 23,652
Long-Term Debt Principal Amount Bearing Interest	$ 18,830
$65.3 Million ABN AMRO Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Outstanding amount					61,595
$65.3 Million ABN AMRO Credit Facility [Member] | Up to March 31, 2019 [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.42%
$65.3 Million ABN AMRO Credit Facility [Member] | From March 31, 2019 and Afterwards [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.50%
$17.1 Million Amsterdam Trade Bank ("ATB") Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	3.90%
Outstanding amount				$ 12,600
$80.0 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Line of Credit Facility, Frequency of Payments	quarterly
Outstanding amount					$ 75,500
$80.0 Million Credit Agricole Credit Facility [Member] | For the first 6 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.25%
$80.0 Million Credit Agricole Credit Facility [Member] | For the following 12 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.50%